Initial Public Offering - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
Oct. 31, 2013
Common Stock [Member]
Initial Public Offering [Line Items]
Shares of common stock issued	30,800,000
Net transaction cost	$ 434.0
IPO [Member] | CommScope Holding Company, Inc. [Member]
Initial Public Offering [Line Items]
Shares sold by The Carlyle Group	10,900,000
Gross proceed from IPO	438.9
IPO Transaction cost	4.9
IPO [Member] | CommScope Holding Company, Inc. [Member] | Common Stock [Member]
Initial Public Offering [Line Items]
Shares of common stock issued	30,800,000
Net transaction cost	$ 434.0